UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006
                                               ------------------

Check here if Amendment |_|: Amendment Number:
                                               ---------
   This Amendment (Check only one.):    |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Matthews International Capital Management, LLC
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   Address:      Four Embarcadero Center, Suite 550
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                 San Francisco, CA 94111
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Form 13F File Number: 28-10629
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Manoj K. Pombra
         -------------------------------
Title:    Chief Compliance Officer
         -------------------------------
Phone:    415/955-8122
         -------------------------------

Signature, Place, and Date of Signing:

    /s/ Manoj K. Pombra               San Francisco, CA      5/11/06
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0
                                        --------------------

Form 13F Information Table Entry Total:     26
                                        --------------------

Form 13F Information Table Value Total:     374,055
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                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                      FORM 13F INFORMATION TABLE

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/    PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN    CALL  DISCRETION   MANAGERS    SOLE   SHARED  NONE
------------------------- ---------------- --------- -------- ---------- -----  ---- ------------ ---------- -------- ------ ------
BAIDU COM INC             SPON ADR REP A   056752108   1,699     30,300  SH            Sole                     30,300
CANON INC                 ADR              138006309  16,988    257,200  SH            Sole                    257,200
CHINA MOBILE HONG
  KONG LTD                SPONSORED ADR    16941M109  35,077  1,321,650  SH            Sole                  1,321,650
CHUNGHWA TELECOM CO LTD   SPONSORED ADR    17133Q205  33,086  1,688,900  SH            Sole                  1,688,900
HSBC HLDGS PLC            SPON ADR NEW     404280406  49,514    590,997  SH            Sole                    590,997
HONDA MOTOR LTD           AMERN SHS        438128308  10,938    353,300  SH            Sole                    353,300
HUANENG PWR INTL INC      SPON ADR N       443304100   2,190     78,800  SH            Sole                     78,800
KOOKMIN BK NEW            SPONSORED ADR    50049M109  17,772    207,809  SH            Sole                    207,809
KOREA ELECTRIC PWR        SPONSORED ADR    500631106   6,022    278,810  SH            Sole                    278,810
KT CORP                   SPONSORED ADR    48268K101  19,660    922,990  SH            Sole                    922,990
LG PHILIP LCD CO LTD      SPONS ADR REP    50186V102     999     44,000  SH            Sole                     44,000
THE9 LTD                  ADR              88337K104   2,663     89,500  SH            Sole                     89,500
NETEASE COM INC           SPONSORED ADR    64110W102  51,082  2,081,600  SH            Sole                  2,081,600
NIPPON TELEG & TEL CORP   SPONSORED ADR    654624105   1,841     85,425  SH            Sole                     85,425
PETROCHINA CO LTD         SPONSORED ADR    71646E100   7,786     74,190  SH            Sole                     74,190
REDIFF COM INDIA LTD      SPONSORED ADR    757479100   3,508    166,500  SH            Sole                    166,500
SIFY LTD                  SPONSORED ADR    82655M107  11,532    871,000  SH            Sole                    871,000
SINA CORP                 ORD              G81477104  11,523    413,000  SH            Sole                    413,000
SK TELECOM LTD            SPONSORED ADR    78440P108  34,812  1,475,700  SH            Sole                  1,475,700
SONY CORP                 ADR NEW          835699307   7,919    171,900  SH            Sole                    171,900
PT TELEKOMUNIKASI
  INDONESIA               SPONSORED ADR    715684106  25,096    827,980  SH            Sole                    827,980
TOYOTA MOTOR CORP         SP ADR REP2COM   892331307   8,756     80,400  SH            Sole                     80,400
TOM ONLINE INC            ADR REG S        889728200   7,629    299,900  SH            Sole                    299,900
TATA MTRS LTD             SPONSORED ADR    876568502     729     35,000  SH            Sole                     35,000
TAIWAN FD INC             COM              874036106     209     13,000  SH            Sole                     13,000
WIDERTHAN CO LTD          SPONS ADR        967593104   5,025    380,100  SH            Sole                    380,100